Taxes on Income	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 11 - TAXES ON INCOME:

a.	Tax rates applicable to the Company and subsidiaries:

The Company and all subsidiaries based in Israel - Gix Internet, Eventer and Viewbix Ltd. are taxed according to Israeli tax law, where the corporate tax rate is 23% for the years 2024, 2023 and 2022.

Gix Media and Cortex are recognized as a “Preferred-Technology Enterprise” in accordance with Section 51 of the Encouragement of Capital Investments Law, 1959 and are taxed at a reduced corporate tax rate of 12% for the years 2024, 2023 and 2022.

Viewbix Inc. is taxed according to U.S. tax laws. On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

b.	Final tax assessments:

As of December 31, 2024, the Company had a final tax assessment for all tax year up to the year ended December 31, 2021.

As of December 31, 2024, Gix Internet had a final tax assessment for all tax year up to the year ended December 31, 2018. Gix Media had a final tax assessment for all tax year up to the year ended December 31, 2020. Cortex had a final tax assessment for all tax year up to the year ended December 31, 2018. Viewbix Ltd. had a final tax assessment for all the tax years up to the year ended December 31, 2018.

As of December 31, 2024, Eventer had a final tax assessment for all tax year up to the year ended December 31, 2018.

c.	Deferred taxes are comprised of the following components:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Deferred taxes are comprised of the following components:

	As of December 31	As of December 31
	2024	2023
	USD in thousands
Deferred tax assets
Deferred research and development expenses	61	77
Intangible assets	-	168
Employee compensation and benefits	7	28
Operating loss carryforward	102	-

Total deferred tax assets	170	273

Deferred tax liabilities:
Intangible assets associated with business combinations	1,024	1,465
Total deferred tax liabilities	1,024	1,465

d.	Tax expense (benefit) included in the consolidated statements of income/loss and other comprehensive income/loss for the periods presented:

	Year ended December 31,
	2024	2023	2022
	USD in thousands
Current tax expenses	171	319	813
Tax benefit in respect of prior years	9	(160)	(82)
Deferred tax expenses (income)	(437)	(233)	(620)
Tax expense (benefit)	(257)	(74)	111

e.	Available carryforward tax losses:

	December 31, 2024	December 31, 2023
	USD in thousands
Xylo Technologies	55,000	65,000
Eventer	2,791	2,945
Charging Robotics Inc.	1,599	905
GERD IP	4,030	3,089
Gix Internet	19,604	18,971

The Group has not recorded deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

f.	Reconciliation of the theoretical tax expenses to the actual tax expenses:

The following is reconciliation between the “theoretical” tax, which would apply to the Group if all of its income were taxed at the regular rate applicable to the Company in Israel and the amount of tax reflected in the consolidated statements of loss and other comprehensive loss for the reported year:

	2024	2023	2022
	USD in thousands
Loss before taxes on income	(12,262)	(21,806)	(10,097)
Theoretical tax rate	23%	23%	23%
Theoretical tax benefit	(2,820)	(5,015)	(2,322)
Disallowed deductions (tax exempt income):
Change in fair value of assets and liabilities measured at fair value through profit or loss	(833)	862	(38)
Share-based compensation	80	178	183
Profit recognized upon first time consolidation	-	-	(529)
Non-deductible expenses	873	547	723
Equity losses	84	945	611
Net loss (gain) from derecognition of investments accounted for using the equity method upon loss of significant influence	(34)	513	-
Different tax rates applicable to subsidiaries	92	(46)	(360)
Tax benefits in respect of prior years	9	29	(84)
Other	10	95	17
Tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	2,282	1,818	1,910
Tax expense (benefit)	(257)	(74)	111